Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value of other assets	$ 8,205
Virtu Financial, LLC and subsidiaries
Fair value of other assets	8,205	$ 7,138
Compensation to software developers capitalized	$ 1,719	$ 1,633	$ 1,828